Long-term debt - Summary of Long Term Debt (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Long-term debt
Balance - Beginning of period	$ 3,764
Additions - mining equipment financing	17,772	$ 4,015
Repayment of long-term debt	(4,860)	(251)
Currency translation adjustments	243
Balance - End of period	16,919	3,764
Current Portion of long-term debt	4,663	1,610
Long term debt	12,256	2,154
Total	$ 16,919	$ 3,764